Fair Value of Plan Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Plan assets, fair value		$ 45,560	$ 30,871	$ 28,549
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, fair value		6,328	10,001
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, fair value		39,232	20,870
Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, fair value		472	4,809
Cash | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, fair value		472	4,809
Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, fair value	[1]	42,328	23,659
Fixed Income Securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, fair value	[1]	3,419	3,001
Fixed Income Securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, fair value	[1]	38,909	20,658
Other Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, fair value	[2]	2,760	2,403
Other Securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, fair value	[2]	2,437	2,191
Other Securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, fair value	[2]	$ 323	$ 212

[1]	Includes investments in funds that invest 100% of their assets in fixed income securities such as money market instruments, government securities and public and private bonds
[2]	Includes investments in funds that invest primarily in fixed income securities and the remaining portion in equity securities.